Share-based payment arrangements - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	7,641,161	7,507,841	6,962,302
Adjustments for share-based payments | $	$ 24,136	$ 23,780
Average shares related to share-based payment warrants	3,305,330	8,129,577	8,560,918
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility, share options granted	60.00%
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility, share options granted	55.00%
PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	180,000,000	180,000,000
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	5,609,299,000
Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	1,851,862,000	2,781,770,000